Note 11 - Equity - Schedule of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding warrants, number (in shares)	88,251	12,827
Outstanding warrants, exercise price (in dollars per share)	$ 21.73	$ 72.12
Outstanding warrants, weighted average remaining life (Year)	2 years 5 months 15 days	2 years 6 months	10 months 6 days
Series C Warrants (Note 10.a) (in shares)	159,964	20,642
Series C Warrants (Note 10.a), exercise price (in dollars per share)	$ 24.62	$ 28.85
Warrants issued pursuant to modification of convertible debt (in shares)		54,782
Warrants issued pursuant to modification of convertible debt, exercise price (in dollars per share)		$ 7.21
Outstanding warrants, number (in shares)	248,215	88,251	12,827
Outstanding warrants, exercise price (in dollars per share)	$ 19.9	$ 21.73	$ 72.12